FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2021
Investments, All Other Investments [Abstract]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis

The following table presents the Company's liabilities measured at fair value on a recurring basis at June 30, 2021 and December 31, 2020:

	June 30, 2021
	Level 1	Level 2	Level 3	Total
Financial assets:
Other accounts receivable and prepaid expenses:
Foreign currency derivatives	$-	$27	$-	$27

Total	$-	$27	$-	$27

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Financial liabilities:
Other accounts receivable and prepaid expenses:
Foreign currency derivatives	$-	$159	$-	$159

Total	$-	$159	$-	$159